Income Taxes (Reconciliation of Beginning and Ending Liability For Uncertain Tax Positions) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Income Tax Disclosure [Abstract]
Additions for tax positions related to prior year	$ 10,086
Additions for tax positions related to current year	77
Settlements with taxing authorities	(1,563)
Expiration of statutes of limitation	(2,499)
Unrecognized Tax Benefits, Ending Balance	$ 6,101